Allowance for Loan Losses - Allowance for Loan Losses by Portfolio Segment (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
ALLOWANCE FOR LOAN LOSSES:
Beginning Balance	$ 3,547	$ 3,439	$ 4,223	$ 3,205	$ 3,205	$ 2,925
Reclassification of allowance related to sold loans	(27)		(27)
(Charge-offs)	(56)	(161)	(901)	(248)	(658)	(392)
Recoveries	18	12	39	63	79	61
Provision	259	84	407	354	1,597	611
Ending Balance	3,741	3,374	3,741	3,374	4,223	3,205
Individually evaluated for impairment	843		843		1,534	676
Collectively evaluated for impairment	2,898		2,898		2,689	2,529
Mortgage Loans on Real Estate
ALLOWANCE FOR LOAN LOSSES:
Beginning Balance	2,995	2,889	3,502	2,778	2,778	2,465
(Charge-offs)	(46)	(12)	(702)	(13)	(521)	(313)
Recoveries	15	6	25	16	27	36
Provision	244	(69)	383	33	1,218	590
Ending Balance	3,208	2,814	3,208	2,814	3,502	2,778
Individually evaluated for impairment	751		751		1,256	665
Collectively evaluated for impairment	2,457		2,457		2,246	2,113
Commercial and Industrial
ALLOWANCE FOR LOAN LOSSES:
Beginning Balance	435	420	599	323	323	256
(Charge-offs)		(132)	(158)	(132)	(9)
Recoveries			5
Provision	45	145	34	242	285	67
Ending Balance	480	433	480	433	599	323
Individually evaluated for impairment	92		92		278
Collectively evaluated for impairment	388		388		321	323
Consumer and Other Loans
ALLOWANCE FOR LOAN LOSSES:
Beginning Balance	117	130	122	104	104	204
Reclassification of allowance related to sold loans	(27)		(27)
(Charge-offs)	(10)	(17)	(41)	(103)	(128)	(79)
Recoveries	3	6	9	47	52	25
Provision	(30)	8	(10)	79	94	(46)
Ending Balance	53	$ 127	53	$ 127	122	104
Individually evaluated for impairment						11
Collectively evaluated for impairment	$ 53		$ 53		$ 122	$ 93